Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenue
Total Revenues		$ 16,398,000	$ 24,207,000
Cost of sales		10,077,000	15,545,000
Gross Profit		6,321,000	8,662,000
Operating expenses
Consulting and management fees	[1]	3,138,000	5,454,000
General and administrative expenses	[1]	3,416,000	3,852,000
Research and development		20,000	70,000
Sales and marketing	[1]	967,000	1,361,000
Goodwill and Intangible asset impairment		3,850,000	2,315,000
Total operating expenses		11,391,000	13,052,000
Net income before other income (expense)		(5,070,000)	(4,390,000)
Other income (expense)
Interest income (expenses), net		214,000	(130,000)
Change in fair value of contingent consideration			844,000
Loss on sale of business			(146,000)
Other expense, net		(49,000)	(2,000)
Total other expense, net		165,000	566,000
(Loss) income before income tax expense		(4,905,000)	(3,881,000)
Provision for income taxes		(1,120,000)	(1,192,000)
Net (loss) income for the year		$ (4,905,000)	$ (3,824,000)
Net (loss) income per share
Basic		$ (0.39)	$ (0.37)
Diluted		$ (0.39)	$ (0.37)
Weighted average shares of common stock
Basic		12,619,512	10,402,508
Diluted		12,619,512	10,402,508
Open World Ltd. [Member]
Revenue
Revenues from contracts with customers		$ 35,748,499	$ 39,626,473
Total Revenues		35,748,499	39,626,473
Cost of sales		(5,235,082)	(1,921,861)
Gross Profit		30,513,417	37,704,612
Operating expenses
Consulting and management fees		(6,354,029)	(3,987,924)
General and administrative expenses		(837,466)	(410,363)
Bad debt provision		(422,943)	(869,906)
Insurance expenses		(254,270)	(214,375)
Legal fees		(1,095,020)	(511,908)
Professional fees		(938,064)	(355,743)
Stock-based compensation		(4,378,102)
Travel expenses		(669,792)	(159,675)
Operating lease expense		(346,276)	(242,538)
Total operating expenses		(15,295,962)	(6,752,432)
Net income before other income (expense)		15,217,455	30,952,180
Other income (expense)
(Loss) gain on crypto asset sales		(4,374,903)	122,250
Net change in fair value of investments		(3,639,080)
Net change in fair value of shares and warrants receivable		(3,529,052)
Net change in fair value of crypto assets		(8,154,783)	(3,305,210)
Net change in fair value of receivables		(15,748,701)	(2,722,651)
Total other expense, net		(35,446,519)	(5,905,611)
(Loss) income before income tax expense		(20,229,064)	25,046,569
Provision for income taxes
Net (loss) income for the year		$ (20,229,064)	$ 25,046,569
Net (loss) income per share
Basic		$ (189)	$ 245
Diluted		$ (189)	$ 218
Weighted average shares of common stock
Basic		107,042	102,346
Diluted		107,042	114,683

[1]	Includes share-based compensation of $801 thousand for the year ended December 31, 2025, and $1,555 thousand for the year ended December 31, 2024.